FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Effect Of Changes In Foreign Exchange Rates Text Block Abstract
Schedule of current exchange rates
	As of December 31,	As of December 31,
	2022	2021	2020

Argentine peso	177.12	102.75	84.14
Brazilian real	5.29	5.57	5.18
Chilean peso	855.86	844.69	710.95
Colombian peso	4,845.35	4,002.52	3,421.00
Euro	0.93	0.88	0.81
Australian dollar	1.47	1.38	1.30
Boliviano	6.86	6.86	6.86
Mexican peso	19.50	20.53	19.93
New Zealand dollar	1.58	1.46	1.39
Peruvian Sol	3.81	3.98	3.62
Paraguayan Guarani	7,332.2	6,866.4	6,900.10
Uruguayan peso	39.71	44.43	42.14

Schedule of foreign currency of balances of monetary items in current and non-current assets
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Current assets

Cash and cash equivalents	265,371	262,886
Argentine peso	6,712	6,440
Brazilian real	3,355	9,073
Chilean peso	17,591	9,759
Colombian peso	8,415	4,745
Euro	19,361	7,099
U.S. dollar	168,139	195,264
Other currency	41,798	30,506

Other financial assets, current	14,530	12,728
Argentine peso	3	4
Brazilian real	24	4
Chilean peso	5,778	4,440
Colombian peso	93	111
Euro	2,483	1,720
U.S. dollar	5,709	5,242
Other currency	440	1,207

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$
Current assets

Other non - financial assets, current	19,425	34,613
Argentine peso	381	5,715
Brazilian real	2,303	1,488
Chilean peso	3,341	20,074
Colombian peso	544	121
Euro	622	1,936
U.S. dollar	4,369	1,106
Other currency	7,865	4,173

Trade and other accounts receivable, current	127,666	144,367
Argentine peso	25,035	6,850
Brazilian real	10,669	53
Chilean peso	31,258	47,392
Colombian peso	176	455
Euro	12,506	24,548
U.S. dollar	9,584	43,418
Other currency	38,438	21,651

Accounts receivable from related entities, current	138	502
Chilean peso	31	19
U.S. dollar	107	483

Tax current assets	15,623	8,674
Argentine peso	186	322
Brazilian real	669	47
Chilean peso	1,569	681
Colombian peso	1,921	1,618
Euro	68	70
U.S. dollar	2	406
Peruvian sun	10,300	4,450
Other currency	908	1,080

Total current assets	442,753	463,770
Argentine peso	32,317	19,331
Brazilian real	17,020	10,665
Chilean peso	59,568	82,365
Colombian peso	11,149	7,050
Euro	35,040	35,373
U.S. Dollar	187,910	245,919
Other currency	99,749	63,067

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$
Non-current assets

Other financial assets, non-current	13,366	10,700
Brazilian real	3,495	3,326
Chilean peso	69	62
Colombian peso	1,344	231
Euro	4,308	2,384
U.S. dollar	2,050	2,524
Other currency	2,100	2,173

Other non - financial assets, non-current	11,909	12,197
Argentine peso	12	32
Brazilian real	8,082	6,924
U.S. dollar	3,815	5,241
Other currency	-	-

Accounts receivable, non-current	4,526	3,985
Chilean peso	4,526	3,985

Deferred tax assets	2,948	6,720
Colombian peso	2,567	4,717
U.S. dollar	20	10
Other currency	361	1,993

Total non-current assets	32,749	33,602
Argentine peso	12	32
Brazilian real	11,577	10,250
Chilean peso	4,595	4,047
Colombian peso	3,911	4,948
Euro	4,308	2,384
U.S. dollar	5,885	7,775
Other currency	2,461	4,166

Schedule of foreign currency balances in current liabilities and non-current
	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other financial liabilities, current	17,062	179,777	602	177,471
Argentine peso	1	1	-	-
Brazilian real	-	31	-	210
Chilean peso	10,697	135,431	602	159,541
Euro	621	259	-	184
U.S. dollar	5,558	43,919	-	17,460
Other currency	185	136	-	76

Trade and other accounts payables, current	720,688	1,317,418	20,995	50,312
Argentine peso	45,345	234,358	3,446	2,335
Brazilian real	48,511	70,523	651	653
Chilean peso	146,395	280,405	1,231	44,438
Colombian peso	2,330	7,673	31	1,134
Euro	29,502	134,146	11	887
U.S. dollar	328,540	472,800	2,883	73
Peruvian sol	7,426	2,487	10,886	310
Mexican peso	12,969	11,297	75	29
Pound sterling	37,788	45,096	19	86
Uruguayan peso	1,199	775	1,110	58
Other currency	60,683	57,858	652	309

Accounts payable to related entities, current	-	57	-	-
Chilean peso	-	6	-	-
U.S. dollar	-	51	-	-

Other provisions, current	29	-	11,655	4,980
Chilean peso	-	-	29	25
Other currency	29	-	11,626	4,955

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other non-financial liabilities, current	16,315	29,057	9,071	-
Argentine peso	87	1,604	6,563	-
Brazilian real	220	859	11	-
Chilean peso	1,568	1,332	178	-
Colombian peso	294	941	798	-
Euro	546	1,375	173	-
U.S. dollar	12,975	21,174	1,063	-
Other currency	625	1,772	285	-

Total current liabilities	754,095	981,129	42,323	232,770
Argentine peso	45,433	28,128	10,009	2,335
Brazilian real	48,731	31,903	662	863
Chilean peso	158,660	212,629	2,040	204,004
Colombian peso	2,624	2,520	829	1,134
Euro	30,669	46,681	184	1,071
U.S. dollar	347,073	539,429	3,946	17,540
Other currency	120,905	119,839	24,653	5,823

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other financial liabilities, non-current	32,036	33,205	774	15,375	170,437	359,623
Chilean peso	11,544	1,512	774	896	170,437	355,636
Brazillian real	16	86	-	-	-	-
Euro	1,409	135	-	90	-	-
U.S. dollar	18,354	31,413	-	14,389	-	3,987
Other currency	713	59	-	-	-	-

Accounts payable, non-current	58,449	114,097	-	1,451	-	342
Chilean peso	17,259	41,456	-	1,451	-	342
U.S. dollar	39,717	71,339	-	-	-	-
Other currency	1,473	1,302	-	-	-	-

Other provisions, non-current	43,301	49,420	-	-	-	-
Argentine peso	1,917	1,074	-	-	-	-
Brazillian real	37,982	27,532	-	-	-	-
Chilean peso	-	-	-	-	-	-
Colombian peso	202	255	-	-	-	-
Euro	2,944	10,820	-	-	-	-
U.S. dollar	256	9,739	-	-	-	-

Provisions for employees benefits, non-current	55,454	44,816	-	-	-	-
Chilean peso	55,454	44,816	-	-	-	-

Total non-current liabilities	189,240	241,538	774	16,826	170,437	359,965
Argentine peso	1,917	1,074	-	-	-	-
Brazilian real	37,998	27,618	-	-	-	-
Chilean peso	84,257	87,784	774	2,347	170,437	355,978
Colombian peso	202	255	-	-	-	-
Euro	4,353	10,955	-	90	-	-
U.S. dollar	58,327	112,491	-	14,389	-	3,987
Other currency	2,186	1,361	-	-	-	-

Schedule of general summary of foreign currency
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

General summary of foreign currency:

Total assets	475,502	497,372
Argentine peso	32,329	19,363
Brazilian real	28,597	20,915
Chilean peso	64,163	86,412
Colombian peso	15,060	11,998
Euro	39,348	37,757
U.S. dollar	193,795	253,694
Other currency	102,210	67,233

Total liabilities	1,156,869	1,832,228
Argentine peso	57,359	31,537
Brazilian real	87,391	60,384
Chilean peso	416,168	862,742
Colombian peso	3,655	3,909
Euro	35,206	58,797
U.S. dollar	409,346	687,836
Other currency	147,744	127,023

Net position
Argentine peso	(25,030)	(12,174)
Brazilian real	(58,794)	(39,469)
Chilean peso	(352,005)	(776,330)
Colombian peso	11,405	8,089
Euro	4,142	(21,040)
U.S. dollar	(215,551)	(434,142)
Other currency	(45,534)	(59,790)